Income Tax Expense - Schedule of Reconciliation Between Tax Expense (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation Between Tax Expense [Abstract]
Tax rate	24.00%	24.00%	24.00%